Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of development of property, plant and equipment

			Other
			equipment,
			furniture
in EUR k	Buildings	Plant	and fixtures	Total
Cost
As of Jan 1, 2020	3,254	9,730	4,712	17,696
Additions	105	1,295	8,490	9,890
Disposal*	—	—	(612)	(612)
Reclass from right-of-use assets***	—	3,099	—	3,099
As of Dec 31, 2020	3,359	14,124	12,590	30,073
Additions	5	144	2,766	2,915
Disposal**	—	(379)	(718)	(1,097)
Reclass from right-of-use assets***	—	1,165	—	1,165
As of Dec 31, 2021	3,364	15,054	14,638	33,056

Accumulated depreciation and impairment
As of Jan 1, 2020	392	6,155	2,773	9,320
Depreciation	194	993	1,913	3,100
Disposal*	—	—	(44)	(44)
Reclass from right-of-use assets***	—	1,107	—	1,107
As of Dec 31, 2020	586	8,255	4,642	13,483
Depreciation	315	3,519	7,473	11,307
Disposal**	—	(157)	(217)	(374)
Reclass from right-of-use assets***	—	493	—	493
As of Dec 31, 2021	901	12,110	11,898	24,909

Carrying amounts
As of Dec 31, 2020	2,773	5,869	7,948	16,590
As of Dec 31, 2021	2,463	2,944	2,740	8,147

* The disposal relates to the sale of a CentoTruck as part of a contract with a COVID-19 customer.

** The disposal relates to various obsolete plant and machinery equipment mainly in relation to the ramp down of the COVID-19 business segment

*** The reclass from right-of-use assets represents assets purchased at the end of the lease.